Segment reporting - Consolidated Statement of Financial Position By Operating Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Vessels	$ 3,057,933	$ 2,967,787
Assets under construction	228,429	181,293
Right-of-use assets	21,493	29,001	$ 52,955
Other tangible assets	762	1,218
Intangible assets	15,746	186	161
Receivables	34,825	55,639
Investments in equity accounted investees (Note 26)	1,423	72,446
Deferred tax assets	1,403	1,546
Total non-current assets	3,362,014	3,309,116
Total current assets	607,059	459,407
TOTAL ASSETS	3,969,073	3,768,523
EQUITY and LIABILITIES
Total equity	2,173,465	1,960,582
Bank and other loans	1,264,243	1,175,835
Other notes	197,556	196,895
Other borrowings	71,011	86,198
Lease liabilities	5,824	16,759
Other payables	404	3,490
Deferred tax liabilities	0	0
Employee benefits	1,635	6,839	$ 7,987
Provisions	597	892
Total non-current liabilities	1,541,270	1,486,908
Total current liabilities	254,338	321,033
TOTAL EQUITY and LIABILITIES	3,969,073	3,768,523
Operating segments | Tankers
ASSETS
Vessels	2,846,780	2,975,392
Assets under construction	228,429	181,293
Right-of-use assets	21,493	29,001
Other tangible assets	762	1,218
Intangible assets	89	186
Receivables	33,297	46,251
Investments in equity accounted investees (Note 26)	2,249	4,653
Deferred tax assets	1,403	1,546
Total non-current assets	3,134,502	3,239,540
Total current assets	591,130	459,864
TOTAL ASSETS	3,725,632	3,699,404
EQUITY and LIABILITIES
Total equity	2,076,976	1,891,483
Bank and other loans	1,141,378	1,175,835
Other notes	197,556	196,895
Other borrowings	71,011	86,198
Lease liabilities	5,824	16,759
Other payables	0	3,490
Deferred tax liabilities	0	0
Employee benefits	1,635	6,839
Provisions	597	892
Total non-current liabilities	1,418,001	1,486,908
Total current liabilities	230,655	321,013
TOTAL EQUITY and LIABILITIES	3,725,632	3,699,404
Operating segments | FSO
ASSETS
Vessels	211,153	105,350
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	15,657	0
Receivables	1,092	0
Investments in equity accounted investees (Note 26)	0	0
Deferred tax assets	0	0
Total non-current assets	227,902	105,350
Total current assets	16,311	10,478
TOTAL ASSETS	244,213	115,828
EQUITY and LIABILITIES
Total equity	96,489	69,099
Bank and other loans	123,290	11,465
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	404	0
Deferred tax liabilities	0	10,535
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	123,694	22,000
Total current liabilities	24,030	24,729
TOTAL EQUITY and LIABILITIES	244,213	115,828
Equity-accounted investees
ASSETS
Vessels	0	112,955
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	(436)	(9,388)
Investments in equity accounted investees (Note 26)	826	(67,793)
Deferred tax assets	0	0
Total non-current assets	390	35,774
Total current assets	382	10,935
TOTAL ASSETS	772	46,709
EQUITY and LIABILITIES
Total equity	0	0
Bank and other loans	425	11,465
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	0	0
Deferred tax liabilities	0	10,535
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	425	22,000
Total current liabilities	347	24,709
TOTAL EQUITY and LIABILITIES	$ 772	$ 46,709